Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 40,652	$ 25,764	$ 29,289
Restricted cash	62	62	62
Trade accounts receivable, net of allowance for expected credit losses	2,453	1,302	3,390
Contract assets	2,005	6,979	1,844
Prepaid and other current assets	3,716	6,885	1,186
Total current assets	48,888	40,992	35,771
Property and equipment, net	17,503	21,176	5,849
Operating lease right-of-use assets	36,575	4,829	1,829
Deferred income taxes	7	7
Total assets	102,973	67,004	43,449
Current liabilities
Accounts payable	9,675	6,081	2,658
Accounts payable – affiliated companies	1,060	442	218
Current maturities of long-term debt	19,982	16,098	12,108
Contract liabilities, current	49,679	56,656	49,629
Operating lease liabilities, current	6,249	725	514
Other current liabilities	14,262	15,178	3,292
Total current liabilities	100,907	95,180	68,419
Long-term debt, net of current maturities		3,863
Contract liabilities, non-current	566	2,188	10,530
Operating lease liabilities, non-current	25,782	5,078	2,371
Simple Agreements for Future Equity (“SAFE Agreements”)		18,314	13,973
Earn-out liabilities	19,218
Warrant liabilities	16,471
Other long-term liabilities	4
Total liabilities	162,948	124,623	95,293
Commitments and contingencies (Note 14)
MEZZANINE EQUITY
Series A preferred stock subject to possible redemption, $0.0001 par value, 25,000,000 shares authorized, 26,000 shares issued and outstanding at September 30, 2023	27,506
Redeemable noncontrolling interests	258,733
SHAREHOLDERS’ EQUITY (DEFICIT)
Common units		1	1
Treasury stock, at cost, 1,250,000 shares at September 30, 2023	(12,825)
Paid-in capital		14,967	14,337
Accumulated deficit	(333,398)	(72,587)	(66,182)
Total shareholders’ deficit	(346,214)	(57,619)	(51,844)
Total liabilities, mezzanine equity and shareholders’ deficit	102,973	67,004	$ 43,449
Class A Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock	2
Class B Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock
Class C Common Stock
SHAREHOLDERS’ EQUITY (DEFICIT)
Common stock	$ 7